Financial risk management (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of assets and liabilities

	06.30.2024	12.31.2023
Fair value Asset Position (Liability)
Open derivatives transactions	(79)	20
Closed derivatives transactions awaiting financial settlement	6	10
Recognized in Statements of Financial Position	(73)	30
Other assets (note 16)	76	92
Other liabilities (note 16)	(149)	(62)

Schedule of statement financial position

		Statement of Financial Position
				Fair value
	Notional value		Asset Position (Liability)		Maturity
	06.30.2024	12.31.2023	06.30.2024	12.31.2023
Derivatives not designated for hedge accounting
Future contracts - total (1)	5,121	(1,053)	3	1
Long position/Crude oil and oil products	14,423	2,527	−	-	2024
Short position/Crude oil and oil products	(9,302)	(3,580)	−	-	2024
Swap (2)					−
Long position/ Soybean oil	4	−	-	−	2024
Short position/ Soybean oil	-	(1)	-	−	2024
Forward contracts (3)
Short position/Foreign currency forwards (BRL/USD)	(15)	(1)	−	-	2024
Swap (3)				−
Swap - CDI X IPCA	R$ 3,008	R$ 3,008	42	68	2029/2034
Foreign currency / Cross-currency Swap (3)	US$ 729	US$ 729	(124)	(49)	2024/2029
Total open derivative transactions			(79)	20
(1)	Notional value in thousands of bbl.
(2)	Notional value in thousands of tons.
(3)	Amounts in US$ and R$ are presented in million.

Schedule of statement profit loss

Gains/ (losses) recognized in the statement of income
	Jan-Jun/2024	Jan-Jun/2023	Apr-Jun/2024	Apr-Jun/2023
Commodity derivatives
Other commodity derivative transactions - Note 27.2.1 (a)	24	69	19	(10)
Recognized in Other Income and Expenses	24	69	19	(10)
Currency derivatives
Swap CDI x Dollar - Note 27.2.2 (b)	(62)	78	(61)	62
Others	−	−	−	1
	(62)	78	(61)	63
Interest rate derivatives
Swap - CDI X IPCA	(41)	47	(21)	40
	(41)	47	(21)	40
Cash flow hedge on exports -Note 27.2.2 (a)	(1,297)	(2,232)	(600)	(1,078)
Recognized in Net finance income (expense)	(1,400)	(2,107)	(682)	(975)
Total open derivative transactions	(1,376)	(2,038)	(663)	(985)

Schedule of guarantees collateral

Gains/ (losses) recognized in other comprehensive income
	Jan-Jun/2024	Jan-Jun/2023	Apr-Jun/2024	Apr-Jun/2023
Cash flow hedge on exports - Note 27.2.2 (a)	(7,352)	7,104	(6,027)	4,482

Collateral

Guarantees given as collateral
	06.30.2024	12.31.2023
Commodity derivatives	55	18

Schedule of guarantees collateral

Guarantees given as collateral
	06.30.2024	12.31.2023
Commodity derivatives	55	18

Schedule of derivative financial instruments different types of market risks

Financial Instruments	Risk	Probable Scenario	Reasonably possible scenario	Remote Scenario
Derivatives not designated for hedge accounting
Future and forward contracts	Crude oil and oil products - price changes	-	(61)	(122)
Future and forward contracts	Soybean oil - price changes	-	(1)	(2)
Option	Soybean oil	-	-	-
Forward contracts	Foreign currency - depreciation BRL x USD	-	(3)	(4)
		−	(65)	(128)

Schedule of present value of hedging instrument notional value

		Present value of hedging instrument notional value at 06.30.2024
Hedging Instrument	Hedged Transactions	Nature of the Risk	Maturity Date	US$ million	R$ million
Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange gains and losses of highly probable future monthly exports revenues	Foreign Currency – Real vs U.S. Dollar Spot Rate	July 2024 to June 2034	62,660	348,322

Schedule of hedging instrument notional value

Changes in the present value of hedging instrument notional value	US$ million	R$ million
Amounts designated as of December 31, 2023	65,138	315,350
Additional hedging relationships designated, designations revoked and hedging instruments re-designated	7,159	36,488
Exports affecting the statement of income	(5,362)	(27,001)
Principal repayments / amortization	(4,275)	(21,881)
Foreign exchange variation	-	45,366
Amounts designated as of June 30, 2024	62,660	348,322
Nominal value of hedging instrument (finance debt and lease liability) at June 30, 2024	80,571	447,888

Schedule of cumulative foreign exchange losses recognized

	Exchange rate variation	Tax effect	Total
Balance at December 31, 2023	(18,210)	6,190	(12,020)
Recognized in Other comprehensive income	(8,649)	2,941	(5,708)
Reclassified to the statement of income - occurred exports	1,297	(442)	855
Balance at June 30, 2024	(25,562)	8,689	(16,873)

	Exchange rate variation	Tax effect	Total
Balance at December 31, 2022	(26,527)	9,020	(17,507)
Recognized in Other comprehensive income	4,872	(1,657)	3,215
Reclassified to the statement of income - occurred exports	2,232	(760)	1,472
Balance at June 30, 2023	(19,423)	6,603	(12,820)

Schedule of reclassification of cumulative foreign exchange losses recognized

	2024	2025	2026	2027	2028	2029 onwards	Total
Expected realization	(3,459)	(4,743)	(4,392)	(4,634)	(3,360)	(4,974)	(25,562)

Schedule of sensitivity analysis, keeping all other variables remaining constant

	Reasonably possible scenario	Remote scenario
SWAP Exchange rate (IPCA x USD)	(10)	(20)

Schedule of sensitivity analysis for foreign exchange risk on financial instruments

Risk	Financial Instruments	Exposure at 06.30.2024	Probable Scenario (1)	Reasonably possible scenario	Remote Scenario
Dollar/Real	Assets	11,548	(829)	2,310	4,619
	Liabilities	(107,587)	7,720	(21,517)	(43,034)
	Exchange rate - Cross currency swap	(541)	39	(108)	(216)
	Cash flow hedge on exports	62,660	(4,496)	12,532	25,064
	Total	(33,920)	2,434	(6,783)	(13,567)

Euro/Dollar	Assets	1,489	37	298	595
	Liabilities	(2,063)	(52)	(412)	(825)
	Total	(574)	(15)	(114)	(230)

Pound/Dollar	Assets	1,555	30	311	622
	Liabilities	(3,060)	(59)	(612)	(1,224)
	Total	(1,505)	(29)	(301)	(602)

Pound/Real	Assets	1	−	−	−
	Liabilities	(36)	2	(7)	(14)
	Total	(35)	2	(7)	(14)

Euro/Real	Assets	4	−	1	2
	Liabilities	(17)	1	(3)	(7)
	Total	(13)	1	(2)	(5)

Peso/Dollar	Assets	15	(5)	(2)	(4)
	Total	15	(5)	(2)	(4)
Total at June 30, 2024		(36,032)	2,388	(7,209)	(14,422)
(1)	At June 30, 2024, the probable scenario was computed based on the following risks: R$ x U.S. dollar - a 7.18% appreciation of the real; peso x U.S. dollar - a 60.7% depreciation of the peso; euro x dollar: a 2.7% appreciation of the euro; pound sterling x U.S. dollar - a 2.07% appreciation of the pound sterling; real x euro: a 4.7% depreciation of the real; real x pound sterling - a 5.3% depreciation of the real;. Source: Focus and Thomson Reuters.

Schedule of interest rate risk management

Risk	Probable Scenario (1)	Reasonably possible scenario	Remote Scenario
LIBOR 6M	4	5	5
SOFR 3M (2)	109	141	173
SOFR 6M (2)	106	126	146
SOFR O/N (2)	251	351	452
CDI	208	291	374
TR	5	7	9
TJLP	55	77	99
IPCA	94	132	170
	832	1,130	1,428
(1)	The probable scenario was calculated considering the quotations of currencies and floating rates to which the debts are indexed.
(2)	It represents the Secured Overnight Financing Rate.

Schedule of fair value of financial assets and liabilities

	Level I	Level II	Level III	Total fair value recorded
Assets
Commodity derivatives	3	-	-	3
Interest rate derivatives	-	42	-	42
Balance at June 30, 2024	3	42	-	45
Balance at December 31, 2023	1	68	−	69

Liabilities
Foreign currency derivatives	-	(124)	-	(124)
Balance at June 30, 2024	−	(124)	-	(124)
Balance at December 31, 2023	−	(49)	−	(49)